Equity	12 Months Ended
Dec. 31, 2017
Equity
Equity

Note 19 – Equity

Equity includes:

	As of December 31,
	2017	2016
Equity attributable to Telecom Argentina (Controlling Company)	23,086	19,336
Equity attributable to non-controlling interest (Note 1.a)	793	542

Total equity (*)	23,879	19,878

(*) Additional information is given in the consolidated statements of changes in equity.

(a) Capital information

As of December 31, 2017 the total capital stock of Telecom Argentina amounted to $984,380,978 pesos, represented by an equal number of ordinary shares, of $1 argentine peso of nominal value, of which 969,159,605 outstanding shares were entitled to one vote, since 15,221,373 treasury shares were acquired by the Company and are kept in the portfolio.

As a consequence of the Corporate reorganization described in Note 31, Telecom Argentina’s breakdown of capital stock as of December 31, 2017 is as follows:

	Registered, subscribed and authorized for public offering
Shares	Outstanding shares	Treasury shares	Total capital stock
Ordinary shares, $1 argentine peso of nominal value each
Class “A”	340,994,852	-	340,994,852
Class “B”	627,930,005	15,221,373	643,151,378
Class “C”	234,748	-	234,748

Total	969,159,605	15,221,373	984,380,978

Each ADS represents 5 Class B shares and are traded on the NYSE under the ticker symbol TEO.

All of the Company’s shares as of December 31, 2017 were authorized by the CNV, the Buenos Aires Stock Exchange (the “BYMA”) and the New York Stock Exchange (the “NYSE”) for public trading. Taking into account the particular transfer conditions of the Class “A” and Class “C” shares, only Class “B” shares were available for public trading in the BYMA and the NYSE.

Each ADS represents 5 Class B shares and are traded on the NYSE under the ticker symbol TEO.

As of December 31, 2017, the capital stock was fully integrated and registered in IGJ.

As of January 1, 2018, due to the merger between Telecom Argentina and Cablevisión S.A., the new breakdown of capital stock is as follows:

Shares	Outstanding shares	Treasury shares	Total capital stock
Class “A”	683,856,600	-	683,856,600
Class “B”	627,930,005	15,221,373	643,151,378
Class “C”	234,748	-	234,748
Class “D”	841,666,658	-	841,666,658

	2,153,688,011	15,221,373	2,168,909,384

Since the increase of Telecom’s capital stock is the result of the merger between Telecom Argentina as absorbing company and Cablevisión S.A. as absorbed company, according to the terms approved by the respective Shareholders Meeting, 342,861,748 Class “A” shares and 841,666,658 Class “D” shares are fully integrated and in process of registration. Additional information is given in Note 32 to these consolidated financial statements.

(b) Share Ownership Plan

In 1992, a Decree from the Argentine government, which provided for the creation of the Company upon the privatization of ENTel, established that 10% of the capital stock then represented by 98,438,098 Class “C” shares was to be included in the PPP (an employee share ownership program sponsored by the Argentine government). Pursuant to the PPP, the Class “C” shares were held by a trustee for the benefit of former employees of the state-owned company who remained employed by the Company and who elected to participate in the plan.

In 1999, Decree No. 1,623/99 of the Argentine government eliminated the restrictions on some of the Class “C” shares held by the PPP, although it excluded Class “C” shares of the Fund of Guarantee and Repurchase subject to an injunction against their use. In March 2000, the shareholders’ meeting of the Company approved the conversion of up to unrestricted 52,505,360 Class “C” shares into Class “B” shares (these shares didn’t belong to the Fund of Guarantee and Repurchase), most of which was sold in a secondary public offering in May 2000.

The Annual General and Extraordinary Meetings held on April 27, 2006, approved that the power for the additional conversion of up to 41,339,464 Class “C” ordinary shares into the same amount of Class “B” ordinary shares, be delegated to the Board of Directors. As granted by the Meetings, the Board transferred the powers to convert the shares to some of the Board’s members and/or the Company’s executive officers. As of December 31, 2011, all the 41,339,464 shares were converted into Class “B” ordinary shares in eleven tranches.

The remaining 4,593,274 Class “C” shares were affected by an injunction measure recorded in file “Garcías de Vicchi, Amerinda y otros c/ Sindicación de Accionistas Clase C del Programa de Propiedad Participada s/nulidad de acto jurídico”, which was released. The General Ordinary and Extraordinary and Special Class “C” Shares Meetings held on December 15, 2011, approved that the power for the additional conversion of up to 4,593,274 Class “C” shares into the same amount of Class “B” shares in one or more tranches, be delegated to the Board of Directors. Of such amount, 4,358,526 Class “C” shares have already been converted into Class “B” shares in 10 tranches.

As of the date of issuance of these consolidated financial statements, 234,748 Class “C” shares are still pending to be converted into Class “B” shares.

(c) Capital Market Act - Law No. 26,831

On December 28, 2012 the new Capital Market Law (Law No. 26,831) was published in the Official Gazette. This Law eliminates self-regulation of the capital market; grants new powers to the CNV and supersedes Law No. 17,811 and Decree No. 677/01, among other rules. The Law became effective on January 28, 2013. Since that date, governs the universal scope of the Statutory Regime of Public Offer of Mandatory Acquisition, as provided the Law, which states: “Article 90. – Universal scope. The Statutory Regime of Public Offer of Mandatory Acquisition regulated in this chapter and the residual rules of participation regulated in the following chapter includes all listed companies, even those that, under the previous regime, have opted to be excluded of its application.”

(d) Acquisition of Treasury Shares

The Company’s Ordinary Shareholders’ Meeting held on April 23, 2013, which was adjourned until May 21, 2013, approved at its second session of deliberations, the creation of a “Voluntary Reserve for Capital Investments” of $1,200, granting powers to the Company’s Board of Directors to decide its total or partial application, and to approve the methodology, terms and conditions of such investments.

In connection with the above mentioned, on May 22, 2013, the Board of Directors approved a Company’s Treasury Shares Acquisition Program in the market in Argentine pesos (the “Treasury Shares Acquisition Program”) so as to avoid any possible damages to the Company and its shareholders derived from fluctuations and unbalances between the shares’ price and the Company’s solvency, for the following maximum amount and deadline:

•	Maximum amount to be invested: $1,200.
•	Deadline for the acquisitions: until April 30, 2014.

According to the offer made on November 7, 2013 by Fintech for the acquisition of the controlling interest of the Telecom Italia Group in Telecom Argentina, Telecom Argentina suspended the acquisition of treasury shares and its Board of Directors considered appropriate to request the opinion of the CNV on the applicability of the new provisions contained in the rules issued by that entity (Title II, Chapter I, Art.13 and concurring) with respect to the continuation of the Treasury Shares Acquisition Program.

The CNV did not answer the Company’s request and the Telecom Argentina’s Board of Directors, at its meeting held on May 8, 2014, decided to conclude the request considering that the Treasury Shares Acquisition Program finished on April 30, 2014, which had been approved by Telecom Argentina’s Board of Directors Meeting held on May 22, 2013.

Telecom Argentina’s Board of Directors, at its meeting held on June 27, 2014, decided to request a new opinion from the CNV to confirm whether Telecom Argentina is obliged to refrain from acquiring treasury shares in the market under Section 13, Chapter I, Title II of the CNV rules (NT 2013).

Pursuant to Section 67 of Law No. 26,831, the Company should sell its treasury shares within three years of the date of acquisition, although the Company´s Shareholders’ Meetings provides an extension. Pursuant to Section 221 of the LGS, the rights of treasury shares shall be suspended until such shares are sold, and shall not be taken into account to determine the quorum or the majority of votes at the Shareholders’ Meetings. No restrictions apply to Retained Earnings as a result of the creation of a specific reserve for such purposes named “Voluntary Reserve for Capital Investments”, which as of December 31, 2017 amounts to $461. The Company’s Shareholders’ Meeting held on April 29, 2016 approved a three year extension to the term established in Section 67 of Law No. 26,831 for the disposal of the treasury shares.

As of December 31, 2017 the Company owns 15,221,373 treasury shares, representing 1.55% of its total capital. The acquisition cost of these shares in the market amounted to $461.

(e) Law No. 27,260 of “Historical Repair to Retired and Pensioned”

On July 22, 2016, Law No. 27,260 of “Historic Reparation for Retired Persons and Pensioners”, abolishing Law No. 27,181 on “Declaration of public interest of the protection of the social participations of the National State that make up the investment portfolio of the “Sustainability Guarantee Fund of the Argentine Pension Integrated System” in its Section 35, was published in the Official Gazette. In addition, Section 30 of Law No. 27,260 provides that the transfer of shares of public corporations authorized by the CNV that are part of the FGS is banned without a previous and express authorization of the Federal Congress if, as a result of such transfer, the FGS’s holding of the above referred securities becomes less than 7% of the aggregate assets of the FGS. The following exceptions apply: “1.Tender offers addressed to all holders of such assets at a fair price authorized by the CNV, pursuant to the terms of Chapters II, III and IV of Title III of Law No. 26,831. 2. Swaps of shares for other shares of the same or another corporation as a result of a merger, split or other corporate reorganization.”

(f) Decree No. 894/2016: exercise of corporate, political and economic rights by the ANSES

On July 28, 2016, Decree No. 894/2016 was published in the Official Gazette, providing that in those corporations which shares are part of the Sustainability Guarantee Fund of the Argentine Pension Integrated System’ portfolio, the corporate, political and economic rights corresponding to such shares shall not be exercised by the Secretary of Economic Politics and Development Planning, but shall instead be exercised by the Federal Management of Social Security (“ANSES”).

In addition, Decree No. 894/2016 provides that the Directors appointed by ANSES shall have the functions, duties and powers provided in the LGS, the Capital Market Law No. 26,831 and their complementary regulations, all other rules applicable to corporations in which they act as directors, and their bylaws and internal regulations, and that they shall be exposed to all the liabilities applicable under such rules, not being subject to the provisions of Decree No. 1,278/2012 and No.196/2015 (the latter in connection with its delimitation of responsibility).